United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Six months ended 04/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	12.5%
Health Care	9.2%
Media Entertainment	7.3%
Midstream	5.9%
Independent Energy	5.4%
Cable Satellite	5.1%
Packaging	5.1%
Automotive	4.8%
Retailers	4.1%
Financial Institutions	3.9%
Wireless Communications	3.8%
Food & Beverage	3.6%
Other[3]	26.9%
Cash Equivalents[4]	1.7%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—90.2%
		Aerospace/Defense—0.7%
$4,500,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$4,550,625
8,030,000		TransDigm, Inc., 5.50%, 10/15/2020	7,929,625
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,103,000
3,950,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	4,009,250
7,450,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	7,597,883
		TOTAL	29,190,383
		Automotive—4.4%
13,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	13,898,500
8,200,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	8,753,500
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,661,562
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,062,125
15,125,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	14,179,687
8,500,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	8,610,559
825,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	845,936
950,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	982,965
2,000,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	2,127,260
7,350,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	7,313,052
2,300,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	2,319,706
10,275,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	10,634,625
6,950,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	7,575,500
11,425,000		Lear Corp., 4.75%, 1/15/2023	11,653,500
6,375,000		Lear Corp., 5.25%, 1/15/2025	6,542,344
12,375,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	13,241,250
4,675,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	4,803,563
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	801,563
15,025,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	16,527,500
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,072,262
8,100,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	8,322,750
10,725,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	10,725,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$3,575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	$3,762,688
13,775,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	12,397,500
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	1,235,719
5,175,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	5,213,813
		TOTAL	186,264,429
		Building Materials—2.6%
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,441,500
10,450,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	10,841,875
3,375,000		Anixter International, Inc., 5.125%, 10/1/2021	3,522,656
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,363,875
10,425,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	10,946,250
3,975,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	4,138,969
1,150,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	1,239,125
1,175,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	1,213,188
3,625,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	3,806,250
7,850,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	8,360,250
1,225,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	1,286,250
14,400,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	15,624,000
9,350,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	9,794,125
8,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	8,574,562
4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,320,937
3,475,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	3,527,125
3,600,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	3,879,000
6,350,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	6,683,375
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,685,625
		TOTAL	108,248,937
		Cable Satellite—4.7%
4,250,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	4,398,750
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	1,622,000
8,950,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,117,812
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,466,750
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,086,875
10,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	10,202,780
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$3,700,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	$3,732,375
6,375,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	6,749,531
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,301,875
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	8,855,875
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	935,156
3,175,000		DISH DBS Corp., 5.00%, 3/15/2023	3,040,063
3,825,000		DISH DBS Corp., 5.125%, 5/1/2020	3,877,594
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	12,170,500
5,475,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	5,379,187
4,575,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	4,226,156
11,925,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	10,814,484
12,825,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	12,632,625
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,317,872
11,775,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	11,127,375
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,485,563
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,722,141
6,350,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,532,626
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,831,812
11,475,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	12,005,719
16,175,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	16,114,344
9,800,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	10,363,500
1,800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,833,750
3,450,000	[1,2]	Ziggo Finance Bv, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,592,313
		TOTAL	195,537,403
		Chemicals—1.9%
6,300,000		Ashland, Inc., 4.75%, 8/15/2022	6,489,000
6,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	6,987,000
12,375,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	13,488,750
1,375,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,397,344
5,575,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	5,714,375
2,900,000		Georgia Gulf Corp., 4.875%, 5/15/2023	2,939,875
575,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	540,500
15,325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	13,696,719
5,125,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,201,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$3,700,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	$3,769,375
14,250,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	14,962,500
2,425,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	2,534,125
2,450,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,642,938
		TOTAL	80,364,376
		Construction Machinery—0.8%
11,650,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	10,077,250
554,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	600,398
3,375,000		United Rentals, Inc., 4.625%, 7/15/2023	3,429,844
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,846,062
750,000		United Rentals, Inc., 7.375%, 5/15/2020	812,467
750,000		United Rentals, Inc., 7.625%, 4/15/2022	830,625
10,125,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	10,295,100
4,475,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	4,713,294
		TOTAL	34,605,040
		Consumer Cyclical Services—1.6%
6,300,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,300,000
9,325,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	9,325,000
17,400,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	17,487,000
3,225,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	3,241,125
5,650,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,791,250
16,498,000		ServiceMaster Co., 7.00%, 8/15/2020	17,529,125
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,537,000
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,141,125
		TOTAL	65,351,625
		Consumer Products—2.5%
22,175,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	23,616,375
10,375,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	8,766,875
12,425,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	11,741,625
6,175,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	6,707,594
16,275,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	16,600,500
3,250,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	3,510,000
11,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	11,421,437
500,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	532,500
1,700,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	1,827,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$8,175,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	$8,706,375
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,587,000
8,525,000		Springs Industries, Inc., 6.25%, 6/1/2021	8,471,719
		TOTAL	105,489,500
		Diversified Manufacturing—1.0%
11,800,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	11,033,000
10,825,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	9,850,750
3,875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,049,375
2,185,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,324,294
12,550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	12,863,750
		TOTAL	40,121,169
		Financial Institutions—3.6%
8,450,000	[1,2]	AerCap Ireland Capital Ltd /AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	8,914,750
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,366,875
9,575,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	10,281,156
3,625,000		Ally Financial, Inc., Sr. Unsecd. Note, 2.75%, 1/30/2017	3,621,375
1,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,403,500
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,810,875
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,079,410
4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	4,887,938
1,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,712,750
5,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	5,122,653
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,748,500
4,575,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	4,792,313
2,825,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,036,875
2,675,000		CIT Group Holdings, Inc., Sr. Note, 4.25%, 8/15/2017	2,728,500
375,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 5/15/2017	389,063
6,425,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,617,750
9,200,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,558,800
1,050,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	1,114,313
17,725,000	[1,2]	Hockey Merger Sub 2 Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	18,301,062
9,075,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	9,109,031
8,250,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,724,375
10,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	11,356,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	$1,578,375
7,650,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	8,472,375
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,401,000
6,750,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	6,404,062
		TOTAL	152,534,176
		Food & Beverage—3.3%
22,875,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	23,446,875
18,325,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	19,195,437
2,750,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,767,188
2,000,000		Constellation Brands, Inc., 6.00%, 5/1/2022	2,300,000
10,375,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	10,712,188
17,550,000		HJ Heinz Co., 4.25%, 10/15/2020	18,010,687
8,000,000	[1,2]	HJ Heinz Co., Series 144A, 4.875%, 2/15/2025	8,756,000
15,200,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	15,428,000
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,731,563
880,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	904,200
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,683,875
900,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	929,250
21,850,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	23,079,062
		TOTAL	139,944,325
		Gaming—2.8%
4,675,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,663,313
2,000,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	2,125,000
5,275,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,088,125
2,625,000		Churchill Downs, Inc., 5.375%, 12/15/2021	2,690,625
5,775,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	5,904,938
5,075,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	5,303,375
13,675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	15,418,562
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,703,750
2,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,301,250
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,313,688
2,825,000		MGM Resorts International, 6.00%, 3/15/2023	2,938,000
10,075,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	10,805,437
13,925,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	13,959,812
8,750,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	9,351,562
6,725,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	7,498,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$7,388,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	$7,794,340
1,800,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,971,000
11,500,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	12,448,750
		TOTAL	119,279,902
		Health Care—8.5%
10,000,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	9,737,500
2,250,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	2,314,688
10,400,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	10,610,080
7,400,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	7,853,250
10,400,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	10,920,000
20,650,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	22,018,062
5,450,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,681,625
3,900,000		Catamaran Corp., 4.75%, 3/15/2021	4,280,250
7,475,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	7,784,540
3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	3,759,375
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,938,588
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	8,076,844
10,450,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,789,625
16,925,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	18,088,594
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,841,875
11,600,000		HCA, Inc., 5.00%, 3/15/2024	12,412,000
8,700,000		HCA, Inc., 5.875%, 5/1/2023	9,428,625
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,818,338
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	5,045,625
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,654,437
3,325,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	3,507,875
16,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	19,229,000
8,500,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	9,222,500
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,351,625
12,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	12,792,000
9,975,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,509,660
21,000,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	22,102,710
1,550,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	1,701,125
1,325,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	1,450,875
27,000,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	24,030,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$9,325,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	$9,581,437
2,226,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	2,253,825
17,475,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	19,113,281
9,125,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	9,056,562
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,925,000
8,200,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	8,845,750
12,475,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	13,083,156
7,650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	8,089,875
		TOTAL	356,900,177
		Independent Energy—5.0%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	5,977,906
3,350,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	3,366,750
4,000,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	4,100,000
1,750,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,776,250
9,500,000		Approach Resources, Inc., 7.00%, 6/15/2021	8,621,250
6,050,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	4,991,250
2,075,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	1,976,438
11,900,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	11,260,375
2,775,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,823,563
9,500,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	10,044,350
6,675,000		Chaparral Energy Inc., 7.625%, 11/15/2022	5,306,625
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,232,750
1,800,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	1,669,500
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,449,875
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,811,250
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	5,343,187
2,875,000	[1,2]	Crownrock LP/ Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,061,875
1,950,000		EP Energy LLC / Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	2,057,250
7,150,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	7,686,250
6,125,000		Energy XXI Gulf Coast Inc., 7.50%, 12/15/2021	2,564,844
2,825,000	[1,2]	Energy XXI Gulf Coast Inc., Series 144A, 6.875%, 3/15/2024	1,137,063
7,650,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	8,109,000
2,450,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	2,505,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$3,400,000		Laredo Petroleum, 5.625%, 1/15/2022	$3,438,250
2,650,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	2,756,000
3,950,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	4,246,250
10,075,000		Legacy Reserves, 6.625%, 12/1/2021	8,513,375
4,075,000		Linn Energy LLC, 6.50%, 5/15/2019	3,575,813
2,800,000		Linn Energy LLC, 6.50%, 9/15/2021	2,296,000
75,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	64,875
5,050,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	4,305,125
4,675,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	4,265,937
6,225,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,629,625
10,250,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	9,878,437
2,925,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	2,983,500
6,175,000		Oasis Petroleum Inc., 6.875%, 3/15/2022	6,313,937
2,400,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	2,424,000
2,375,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	2,477,125
1,250,000		Range Resources Corp., 5.00%, 8/15/2022	1,275,000
2,475,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,524,500
7,775,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	7,852,750
2,575,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	2,690,875
4,000,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	3,950,000
6,025,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	3,991,562
1,425,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	986,813
5,650,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	3,884,375
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	5,238,000
10,075,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	10,446,767
		TOTAL	209,881,617
		Industrial - Other—1.8%
10,775,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	11,125,187
5,175,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,265,563
8,875,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	9,052,500
3,600,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	3,654,000
2,650,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	2,438,000
12,225,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	12,225,000
8,234,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	8,666,285
12,500,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	13,218,750
7,750,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	8,021,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$2,225,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	$2,302,875
		TOTAL	75,969,410
		Leisure—0.9%
2,900,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	3,202,702
2,475,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	2,651,344
300,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	312,000
6,325,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	6,593,812
3,350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,479,645
1,200,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	1,290,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 12/1/2099	0
4,075,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	4,227,812
6,650,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	6,666,625
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,701,563
9,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	9,412,000
		TOTAL	39,537,503
		Lodging—0.3%
3,900,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,290,000
4,850,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,141,000
2,650,000	[1,2]	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2023	2,696,375
		TOTAL	12,127,375
		Media Entertainment—6.7%
2,900,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,175,500
5,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	5,707,406
800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	830,000
5,250,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	5,486,250
3,425,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	3,669,031
13,525,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	13,017,812
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,183,938
20,175,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	21,435,937
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	10,580,625
10,050,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	9,710,813
13,075,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	13,483,594
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$6,225,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	$6,785,250
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,341,750
1,400,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	1,442,000
1,225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	1,277,063
11,425,000		Gray Television, Inc., 7.50%, 10/1/2020	12,196,187
1,125,000	[1,2]	Outfront Media Capital, Series 144A, 5.625%, 2/15/2024	1,171,406
4,950,000		Lamar Media Corp., 5.00%, 5/1/2023	5,073,750
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,559,375
1,475,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	1,539,531
4,625,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	4,775,313
10,025,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	10,451,062
10,375,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,790,000
9,750,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	9,957,188
8,625,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	8,704,781
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,819,500
8,725,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	8,844,969
9,325,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	8,858,750
12,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	13,139,125
3,500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.375%, 11/1/2021	3,718,750
1,825,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	1,820,438
19,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,939,437
6,225,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	6,474,000
6,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	6,045,000
13,800,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,145,000
7,775,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	7,614,641
8,975,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	9,053,531
		TOTAL	280,818,703
		Metals & Mining—0.4%
2,450,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	2,517,375
5,600,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	5,796,000
825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	847,688
2,950,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	3,208,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$5,325,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	$5,790,937
		TOTAL	18,160,125
		Midstream—5.5%
6,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,704,320
3,625,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,721,381
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	713,125
5,900,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	6,165,500
1,525,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	1,640,037
2,825,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	2,930,938
5,975,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	6,273,750
13,725,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	14,479,875
9,025,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	10,198,250
5,675,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	5,788,500
8,500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	8,776,250
3,850,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	4,008,812
4,675,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,651,625
2,775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,858,250
16,350,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	18,067,126
12,550,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	13,044,470
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,522,500
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,047,688
1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,640,500
1,175,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,216,125
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,654,438
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,757,250
2,975,000		Regency Energy Partners LP, 5.875%, 3/1/2022	3,324,562
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,183,250
11,925,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	11,984,625
15,475,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	15,903,812
2,975,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	3,019,625
7,350,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	7,754,250
6,000,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	6,052,500
11,625,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	12,002,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,872,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	$2,021,760
4,400,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	4,576,000
8,325,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	7,992,000
675,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	705,375
5,775,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	5,919,375
3,500,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	3,648,750
8,946,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	9,348,570
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,289,062
550,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	584,375
1,350,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,439,438
6,650,000	[1,2]	Western Refining Logistics LP / WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	6,949,250
		TOTAL	230,560,101
		Oil Field Services—0.4%
8,850,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	7,257,000
10,125,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	8,100,000
		TOTAL	15,357,000
		Packaging—4.7%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,961,000
3,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.271%, 12/15/2019	3,168,000
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,203,750
6,700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	6,982,070
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,051,677
4,825,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	4,945,625
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,827,500
7,075,000		Ball Corp., 4.00%, 11/15/2023	6,968,875
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,911,688
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	21,268,000
1,550,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,573,250
2,725,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	2,765,875
15,475,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	16,016,625
9,650,000		Crown Americas LLC, 4.50%, 1/15/2023	9,746,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$750,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	$792,188
3,975,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,481,812
9,350,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,525,312
1,575,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,622,250
4,375,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,544,531
9,750,000		Reynolds Group Issuer, Inc./ LLC / LU, 5.75%, 10/15/2020	10,213,125
22,225,000		Reynolds Group, 8.25%, 2/15/2021	23,752,969
4,427,000		Reynolds Group, 9.875%, 8/15/2019	4,725,822
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,127,500
7,825,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,079,312
4,700,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	5,252,250
2,500,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	2,609,375
7,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	7,927,500
18,450,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	18,542,250
		TOTAL	195,586,631
		Paper—0.5%
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,475,000
11,550,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	11,781,000
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,194,500
3,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	4,020,313
		TOTAL	20,470,813
		Pharmaceuticals—2.8%
2,500,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	2,473,438
12,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	12,422,156
11,150,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	11,428,750
14,500,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	14,862,500
6,755,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	7,286,956
2,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	2,042,500
3,650,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	3,741,250
4,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	4,669,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$15,300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	$16,638,750
3,450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	3,493,125
750,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	771,094
14,500,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	14,880,625
21,275,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	22,072,812
		TOTAL	116,783,394
		Refining—0.4%
5,850,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	5,937,750
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,755,000
		TOTAL	14,692,750
		Restaurants—1.2%
21,525,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	22,332,188
8,500,000		NPC INTL/OPER CO A&B Inc., 10.50%, 1/15/2020	9,010,000
17,475,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	17,737,125
		TOTAL	49,079,313
		Retailers—3.8%
17,825,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	18,003,250
4,050,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,323,375
19,525,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	20,550,062
7,425,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	7,833,375
7,675,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,444,750
8,425,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	8,446,063
3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	3,490,234
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,044,000
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	6,201,563
18,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	19,364,437
2,684,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	2,741,035
2,625,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,828,438
11,225,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	12,123,000
13,875,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	14,325,937
6,525,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	6,875,719
4,075,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	4,176,875
9,900,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	10,308,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$2,825,000		Sally Hldgs. LLC/Sally Cap Inc., 5.75%, 6/1/2022	$3,008,625
3,600,000		Sally Hldgs. LLC/Sally Cap Inc., 6.875%, 11/15/2019	3,825,000
625,000		Sally Hldgs. LLC/Sally Cap Inc., Sr. Note, 5.50%, 11/1/2023	664,063
2,000,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,135,000
		TOTAL	159,713,176
		Technology—11.5%
1,575,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	1,661,625
9,975,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	7,805,437
4,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	3,300,000
12,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	11,185,312
7,850,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	7,575,250
11,800,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	9,735,000
6,350,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	6,865,937
3,000,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	3,097,500
9,800,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	10,441,900
5,225,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,290,313
11,250,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	11,574,000
9,700,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	7,323,500
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	5,115,219
5,575,000	[1,2]	DataTel Inc., Series 144A, 9.625%, 12/1/2018	5,679,532
7,625,000		Emdeon, Inc., 11.00%, 12/31/2019	8,377,969
12,100,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	12,705,000
14,675,000		Epicor Software Corp., 8.625%, 5/1/2019	15,372,062
8,375,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,563,437
2,616,000		First Data Corp., 11.25%, 1/15/2021	2,949,540
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	989,663
6,800,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	7,244,108
30,725,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	33,029,375
4,125,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,413,750
1,085,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,171,800
5,900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,388,579
14,125,000		IAC Interactive Corp., 4.75%, 12/15/2022	14,177,969
12,625,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	12,845,937
23,150,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	23,294,687
23,825,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	24,539,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$13,050,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	$13,245,750
6,375,000		Iron Mountain, Inc., 5.75%, 8/15/2024	6,614,062
1,250,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,328,125
5,475,000		Lawson Software Inc., 11.50%, 7/15/2018	5,926,688
5,450,000		Lender Processing Services, 5.75%, 4/15/2023	5,817,875
8,800,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	6,512,000
3,650,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,622,625
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	7,142,600
6,350,000		NCR Corp., 6.375%, 12/15/2023	6,715,125
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,017,438
6,500,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,451,250
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,295,031
3,175,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,270,250
3,550,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	3,785,188
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,417,750
11,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	12,103,875
7,700,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	8,008,000
5,800,000		Seagate HDD Cayman, 4.75%, 6/1/2023	6,097,192
4,950,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	5,088,541
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,722,594
5,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	5,962,688
11,425,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	11,842,698
5,875,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	6,146,719
16,075,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	16,818,469
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,608,250
13,675,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12,922,875
7,925,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	8,103,312
10,875,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	10,983,750
6,875,000		Verisign, Inc., 4.625%, 5/1/2023	6,905,937
12,175,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	13,179,437
		TOTAL	483,370,245
		Transportation - Services—0.5%
12,475,000		HDTFS, Inc., 6.25%, 10/15/2022	12,974,000
2,475,000		Hertz Corp., 5.875%, 10/15/2020	2,530,688
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	$4,901,195
		TOTAL	20,405,883
		Utility - Electric—1.1%
14,450,000		Calpine Corp., 5.75%, 1/15/2025	14,577,160
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,738,750
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,251,875
25,873	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	26,131
10,075,000		NRG Energy, Inc., 6.25%, 5/1/2024	10,352,062
1,275,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,351,500
5,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	6,107,063
2,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,602,995
5,225,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	5,460,125
		TOTAL	45,467,661
		Wireless Communications—3.5%
11,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	11,188,235
6,500,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	6,589,700
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,034,250
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,819,375
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	14,768,700
2,900,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	3,001,500
5,075,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	5,309,719
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	449,437
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,337,375
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	1,005,813
9,650,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,241,062
18,000,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	16,335,000
4,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,191,750
2,400,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	2,736,744
11,175,000		Sprint Corp., 7.125%, 6/15/2024	10,867,687
10,050,000		Sprint Corp., 7.875%, 9/15/2023	10,112,813
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,381,688
13,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	13,094,531
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,258,500
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,283,680
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,660,018
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$5,800,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	$5,971,042
		TOTAL	146,638,619
		Wireline Communications—0.8%
6,675,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	6,825,187
5,550,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	5,959,312
2,025,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	2,202,188
2,800,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	2,936,500
8,800,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	8,800,000
2,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,865,375
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	4,682,513
		TOTAL	34,271,075
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,736,747,172)	3,782,722,836
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
31,183	[1,3,6]	Lone Pine Resources Canada Ltd.	0
31,183	[3,6]	Lone Pine Resources, Inc.	51,452
250,000	[1,3,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $240,941)	51,452
		INVESTMENT COMPANIES—9.2%[7]
65,490,987	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	65,490,987
49,477,537		High Yield Bond Portfolio	319,130,112
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $369,234,132)	384,621,099
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $4,106,222,245)[9]	4,167,395,387
		OTHER ASSETS AND LIABILITIES - NET—0.6%[10]	24,394,681
		TOTAL NET ASSETS—100%	$4,191,790,068

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $1,765,667,307, which represented 42.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $1,745,394,801, which represented 41.6% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
Semi-Annual Shareholder Report

5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $4,114,393,053.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,782,722,836	$0	$3,782,722,836
Equity Securities:
Common Stocks
Domestic	—	—	—	—
International	—	—	51,452	51,452
Investment Companies[1]	65,490,987	319,130,112[2]	—	384,621,099
TOTAL SECURITIES	$65,490,987	$4,101,852,948	$51,452	$4,167,395,387
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Includes $325,562,192 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.18	$10.26	$10.13	$9.74	$10.07	$9.32
Income From Investment Operations:
Net investment income	0.29	0.61[1]	0.66[1]	0.72[1]	0.81	0.86[1]
Net realized and unrealized gain (loss) on investments and swap contracts	(0.10)	(0.04)	0.19	0.52	(0.22)	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.57	0.85	1.24	0.59	1.60
Less Distributions:
Distributions from net investment income	(0.30)	(0.63)	(0.70)	(0.75)	(0.84)	(0.83)
Distributions from net realized gain on investments and swap contracts	(0.02)	(0.02)	(0.02)	(0.10)	(0.08)	(0.02)
TOTAL DISTRIBUTIONS	(0.32)	(0.65)	(0.72)	(0.85)	(0.92)	(0.85)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$10.05	$10.18	$10.26	$10.13	$9.74	$10.07
Total Return[3]	1.98%	5.72%	8.72%	13.40%	6.12%	18.03%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.91%[4]	5.90%	6.44%	7.29%	8.16%	8.99%
Expense waiver/reimbursement[5]	0.06%[4]	0.08%	0.08%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,191,790	$3,552,316	$2,974,552	$1,992,108	$684,940	$490,158
Portfolio turnover	9%	21%	17%	18%	23%	37%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $384,621,099 of investment in affiliated holdings (Note 5) (identified cost $4,106,222,245)		$4,167,395,387
Income receivable		66,060,870
Receivable for investments sold		1,266,891
Receivable for shares sold		7,324,452
TOTAL ASSETS		4,242,047,600
Liabilities:
Payable for investments purchased	$1,482,060
Payable for shares redeemed	44,501,600
Income distribution payable	4,024,031
Accrued expenses (Note 5)	249,841
TOTAL LIABILITIES		50,257,532
Net assets for 416,899,619 shares outstanding		$4,191,790,068
Net Assets Consist of:
Paid-in capital		$4,145,182,936
Net unrealized appreciation of investments		61,173,142
Accumulated net realized loss on investments		(11,548,247)
Distributions in excess of net investment income		(3,017,763)
TOTAL NET ASSETS		$4,191,790,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,191,790,068 ÷ 416,899,619 shares outstanding, no par value, unlimited shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share (98.00/100 of $10.05)		$9.85
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Interest		$110,306,078
Dividends (including $10,447,368 received from affiliated holdings (Note 5))		10,448,707
TOTAL INCOME		120,754,785
Expenses:
Investment adviser fee (Note 5)	$7,545,990
Administrative fee (Note 5)	1,475,534
Custodian fees	62,783
Transfer agent fee	1,074,449
Directors'/Trustees' fees (Note 5)	15,631
Auditing fees	15,993
Legal fees	4,006
Portfolio accounting fees	108,882
Share registration costs	38,333
Printing and postage	79,559
Miscellaneous (Note 5)	12,810
TOTAL EXPENSES	10,433,970
Waiver/reimbursement of investment adviser fee (Note 5)	(1,097,694)
Net expenses		9,336,276
Net investment income		111,418,509
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(7,062,528)
Realized gain distribution from affiliated investment company shares (Note 5)		3,318,386
Net change in unrealized appreciation of investments		(22,764,149)
Net realized and unrealized loss on investments		(26,508,291)
Change in net assets resulting from operations		$84,910,218
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$111,418,509	$199,077,142
Net realized gain (loss) on investments	(3,744,142)	14,732,797
Net change in unrealized appreciation/depreciation of investments	(22,764,149)	(28,473,293)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,910,218	185,336,646
Distributions to Shareholders:
Distributions from net investment income	(114,549,355)	(207,037,673)
Distributions from net realized gain on investments	(8,846,286)	(6,591,049)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(123,395,641)	(213,628,722)
Share Transactions:
Proceeds from sale of shares	1,208,143,500	1,453,339,343
Net asset value of shares issued to shareholders in payment of distributions declared	99,351,469	183,775,327
Cost of shares redeemed	(629,976,389)	(1,031,398,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	677,518,580	605,716,380
Redemption Fees	440,525	339,646
Change in net assets	639,473,682	577,763,950
Net Assets:
Beginning of period	3,552,316,386	2,974,552,436
End of period (including undistributed (distributions in excess of) net investment income of $(3,017,763) and $113,083, respectively)	$4,191,790,068	$3,552,316,386
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors, including but not limited to, industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/6/2013–4/16/2015	$9,211,938	$7,323,500
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005–5/27/2009	$21,906	$26,131
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006–1/2/2008	$140,362	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010–12/2/2013	$14,691,625	$12,922,875
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2015	Year Ended 10/31/2014
Shares sold	121,177,073	141,458,557
Shares issued to shareholders in payment of distributions declared	9,933,745	17,887,931
Shares redeemed	(63,199,209)	(100,386,090)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	67,911,609	58,960,398
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2015, the redemption fees amounted to $440,525. For the year ended October 31, 2014, the redemption fees amounted to $339,646.
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $4,114,393,053. The net unrealized appreciation of investments for federal tax purposes was $53,002,334. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $114,622,114 and net unrealized depreciation from investments for those securities having an excess of cost over value of $61,619,780.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser voluntarily waived $1,062,894 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $12,687,219.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $34,800. Transactions involving affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	28,887,108	49,477,537	78,364,645
Purchases/Additions	595,004,451	—	595,004,451
Sales/Reductions	(558,400,572)	—	(558,400,572)
Balance of Shares Held 4/30/2015	65,490,987	49,477,537	114,968,524
Value	$65,490,987	$319,130,112	$384,621,099
Dividend Income	$23,611	$10,423,757	$10,447,368
Realized Gain Distribution	$—	$3,318,386	$3,318,386
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$995,651,768
Sales	$352,937,891
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,019.80	$2.45
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one
Semi-Annual Shareholder Report

of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
28539 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015